Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Schedule of reclassifications out of accumulated other comprehensive loss

		Year ended December 31,
	Location of Reclassification into Income	2021	2020	2019
Amortization of deferred realized losses on cash flow hedges	Loss on derivatives	$3,622	$3,632	$3,622
Reclassification to interest income	Interest income	(9,211)	—	—
Total Reclassifications		$(5,589)	$3,632	$3,622